Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Upstream
Disclosure of detailed information about intangible assets [line items]
Excess of recoverable amount over carrying amount	$ 93,250	$ 53,391
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	11,868	12,204	$ 11,551
Goodwill | Upstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	7,958	8,346
Goodwill | Downstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,904	3,802
Goodwill | Downstream | Lubricants
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,779	2,692
Goodwill | Downstream | Other Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,125	1,110
Goodwill | Other businesses and corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 6	$ 56